Unrecognized contractual commitments (excluding Orange Bank) - Property lease commitments - Maturities (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	€ 5,778
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	995
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	2,094
Operating lease, property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	5,649
Operating lease, property [member] | Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	939
Operating lease, property [member] | Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	816
Operating lease, property [member] | Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	710
Operating lease, property [member] | Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	584
Operating lease, property [member] | Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	507
Operating lease, property [member] | Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease payments	€ 2,092